Leases (Details) - USD ($)	Sep. 30, 2020	Oct. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
ROU assets	$ 823,038	$ 300,000
Operating lease liabilities	$ 808,052	300,000
ASU 2016-02 | Restatement adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
ROU assets		824,629
Operating lease liabilities		$ 809,613
Remaining lease term	6 years 3 months 18 days
Discount rate	3.95%